INTANGIBLE ASSETS - Additional Information (Details) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2023
INTANGIBLE ASSETS
Increase in intangible assets	R$ 75,021,259	R$ 75,021,259